J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Equity Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 21, 2014

to the Prospectuses, Summary Prospectuses and Statement of Additional Information

dated February 28, 2014, as supplemented

Notice of Changes to Fund Name, Benchmark and Investment Strategy. The Board of Trustees of JPMorgan Trust I has approved changing the name, strategies and benchmark of the JPMorgan Global Equity Income Fund (the “Fund”). These changes will become effective on or about January 30, 2015 (the “Effective Date”).

Change to Name. On the Effective Date, the name of the Fund will change to the “JPMorgan International Equity Income Fund.”

Change in Primary Benchmark. On the Effective Date, the primary benchmark of the Fund will change from the MSCI All Country World Index (net of foreign withholding taxes) to the MSCI Europe, Australasia, Far East Index (net of foreign withholding taxes) to more closely align with its amended investment strategies.

Changes to Investment Strategies. On the Effective Date, the “What are the Fund’s main investment strategies?” section of each prospectus will hereby be replaced by the following:

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund primarily invests in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies and may invest any amount of its assets in emerging markets. Generally, the Fund intends to focus its investments in dividend yielding equity securities.

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADS), convertible securities and warrants and rights.

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of issuer.

The Fund may utilize currency forwards to reduce currency exposures, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Fund may invest in securities denominated in any currency. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted above.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns.

The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.

Changes to Investment Advisory Fee. Effective December 1, 2014, the investment advisory fee will be reduced from 0.80% to 0.70% for each Fund.

Changes to Expense Limitation Agreement. Also effective December 1, 2014, the expense cap for the Fund will be reduced by 0.10% for Select Class Shares.

Therefore, the “Annual Fund Operating Expenses” and “Example” tables for the Funds in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.78	0.82	0.80
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.53	0.57	0.55
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.74	2.28	1.51
Fee Waivers and Expense Reimbursements[2]	(0.48)	(0.52)	(0.60)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.26	1.76	0.91

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 0.90%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,000	1,377	2,431
CLASS C SHARES ($)	279	663	1,173	2,575
SELECT CLASS SHARES ($)	93	418	767	1,750

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,000	1,377	2,431
CLASS C SHARES ($)	179	663	1,173	2,575
SELECT CLASS SHARES ($)	93	418	767	1,750

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.90	0.62
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses[1]	0.65	0.57
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.11	1.33
Fee Waivers and Expense Reimbursements[2]	(0.60)	(0.52)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.51	0.81

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.

2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of the average daily net assets of Class R2 and Class R5 Shares, respectively. This contract cannot be terminated prior to 3/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	603	1,079	2,394
CLASS R5 SHARES ($)	83	370	679	1,556

Tax Consequences to the Fund. The Fund will sell some of its current assets in connection with the changes in the Fund’s investment strategy. Gains, if any, recognized by the Fund as a result of such sales will be distributed to shareholders as taxable dividends. Therefore, the changes described above may affect the amount, timing, and character of distributions to shareholders and, therefore, may increase the amount of taxes payable by shareholders.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE